Form N-1A Cover	Dec. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Morgan Stanley Variable Insurance Fund, Inc.
Entity Central Index Key	0001011378
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Prospectus Date	Apr. 30, 2026